Operating leases and finance leases (Detail 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Gross operating lease expense recognized in the income statement	SFr 725	SFr 749	SFr 743
Sublease rental income	67	78	70
Net operating lease expense recognized in the income statement	658	671	673
UBS AG
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Gross operating lease expense recognized in the income statement	684	737	741
Sublease rental income	67	78	70
Net operating lease expense recognized in the income statement	SFr 617	SFr 659	SFr 671